Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 56.2%
Auto Manufacturers - 2.3%
PACCAR, Inc.	10,965	$909,985
Tesla Motors, Inc. (a)	24,782	17,030,191
		17,940,176
Beverages - 1.3%
Keurig Dr Pepper, Inc. (b)	44,643	1,571,880
Monster Beverage Corp. (a)	16,683	1,573,540
PepsiCo, Inc.	43,846	6,881,630
		10,027,050
Biotechnology - 2.6%
Amgen, Inc.	18,245	4,406,897
Biogen, Inc. (a)	4,821	1,575,165
Gilead Sciences, Inc.	39,765	2,715,552
Illumina, Inc. (a)	4,638	2,299,289
Incyte Corp. (a)	6,670	515,925
Moderna, Inc. (a)	12,560	4,441,216
Regeneron Pharmaceuticals, Inc. (a)	3,351	1,925,518
Seagen, Inc. (a)	5,723	877,851
Vertex Pharmaceuticals, Inc. (a)	8,249	1,662,833
		20,420,246
Commercial Services - 1.9%
Automatic Data Processing, Inc.	13,596	2,850,129
Cintas Corp.	3,326	1,311,043
PayPal Holdings, Inc. (a)	36,994	10,192,957
Verisk Analytics, Inc.	4,954	940,963
		15,295,092
Computers - 6.6%
Apple, Inc.	346,815	50,586,436
Check Point Software Technologies Ltd. (a)	4,264	541,954
Cognizant Technology Solutions Corp.	16,491	1,212,583
		52,340,973
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	7,143	1,050,021
Fastenal Co. (b)	17,452	955,846
		2,005,867
Electric - 0.5%
American Electric Power Co., Inc.	15,755	1,388,331
Exelon Corp.	30,844	1,443,499
Xcel Energy, Inc.	16,980	1,158,885
		3,990,715
Electronics - 0.6%
Honeywell International, Inc.	21,800	5,096,622

Food - 0.5%
Mondelez International, Inc.	44,601	2,821,459
The Kraft Heinz Co. (b)	38,633	1,486,212
		4,307,671
Healthcare-Products - 0.9%
Align Technology, Inc. (a)	2,510	1,746,458
IDEXX Laboratories, Inc. (a)	2,705	1,835,424
Intuitive Surgical, Inc. (a)	3,731	3,699,137
		7,281,019
Internet - 13.9%
Alphabet, Inc. - Class A (a)	6,242	16,819,256
Alphabet, Inc. - Class C (a)	6,730	18,200,747
Amazon.com, Inc. (a)	10,462	34,813,247
Baidu, Inc. - ADR - ADR (a)	8,558	1,403,598
Booking Holdings, Inc. (a)	1,314	2,862,234
CDW Corp.	4,353	798,123
eBay, Inc.	21,274	1,451,100
Facebook, Inc. - Class A (a)	49,924	17,787,921
JD.com, Inc. - ADR - ADR (a)	26,241	1,859,962
Match Group, Inc. (a)	8,461	1,347,583
MercadoLibre, Inc. (a)	1,599	2,508,351
Netflix, Inc. (a)	14,029	7,260,989
Okta, Inc. (a)	3,817	945,814
Pinduoduo, Inc. - ADR - ADR (a)	11,969	1,096,480
Trip.com Group Ltd. - ADR (a)	15,897	412,209
VeriSign, Inc. (a)	3,516	760,757
		110,328,371
Leisure Time - 0.1%
Peloton Interactive, Inc. - Class A (a)	8,122	958,802

Lodging - 0.2%
Marriott International, Inc. (a)	10,247	1,495,857

Media - 1.8%
Charter Communications, Inc. - Class A (a) (b)	5,966	4,439,002
Comcast Corp. - Class A	144,793	8,518,172
Fox Corp. - Class A (b)	10,471	373,396
Fox Corp. - Class B	7,941	263,959
Sirius XM Holdings, Inc. (b)	131,886	853,303
		14,447,832
Pharmaceuticals - 0.2%
AstraZeneca PLC	1	50
DexCom, Inc. (a)	3,047	1,570,759
		1,570,809
Retail - 2.1%
Costco Wholesale Corp.	14,000	6,016,080
Dollar Tree, Inc. (a)	7,234	721,881
Lululemon Athletica, Inc. (a)	3,962	1,585,473
O'Reilly Automotive, Inc. (a)	2,264	1,367,094
Ross Stores, Inc.	11,267	1,382,348
Starbucks Corp.	37,233	4,521,203
Walgreens Boots Alliance, Inc.	27,291	1,286,771
		16,880,850
Semiconductors - 8.3%
Advanced Micro Devices, Inc. (a) (b)	38,161	4,052,317
Analog Devices, Inc. (b)	11,730	1,963,837
Applied Materials, Inc.	28,965	4,053,072
ASML Holding NV	2,464	1,889,247
Broadcom, Inc.	12,838	6,231,565
Intel Corp.	128,311	6,892,867
KLA Corp.	4,868	1,694,843
Lam Research Corp.	4,577	2,917,426
Marvell Technology, Inc.	25,913	1,567,996
Maxim Integrated Products, Inc.	8,135	812,768
Microchip Technology, Inc.	8,504	1,217,092
Micron Technology, Inc. (a)	35,320	2,740,126
NVIDIA Corp. (b)	78,563	15,318,999
NXP Semiconductors NV (b)	8,760	1,807,976
QUALCOMM, Inc.	35,887	5,375,873
Skyworks Solutions, Inc.	5,094	939,894
Texas Instruments, Inc.	29,138	5,554,285
Xilinx, Inc.	7,750	1,161,260
		66,191,443
Software - 10.2%
Activision Blizzard, Inc.	24,527	2,050,948
Adobe, Inc. (a)	15,122	9,400,289
ANSYS, Inc. (a)	2,748	1,012,528
Atlassian Corp. PLC - Class A (a)	4,216	1,370,706
Autodesk, Inc. (a)	6,973	2,239,239
Cadence Design System, Inc. (a)	8,811	1,300,944
Cerner Corp.	9,315	748,833
DocuSign, Inc. (a)	5,902	1,759,032
Electronic Arts, Inc.	9,084	1,307,733
Fiserv, Inc. (a)	21,263	2,447,584
Intuit, Inc.	8,655	4,586,890
Microsoft Corp.	156,520	44,594,113
NetEase, Inc. (b)	9,731	994,605
Paychex, Inc. (b)	11,392	1,296,637
Splunk, Inc. (a)	5,108	725,234
Synopsys, Inc. (a)	4,812	1,385,808
Workday, Inc. - Class A (a)	5,714	1,339,362
Zoom Video Communications, Inc. - Class A (a)	7,470	2,824,407
		81,384,892
Telecommunications - 1.6%
Cisco Systems, Inc.	134,003	7,419,746
T-Mobile US, Inc. (a)	39,361	5,668,771
		13,088,517
Transportation - 0.3%
CSX Corp.	72,812	2,353,284
TOTAL COMMON STOCKS (Cost $276,572,315)		447,406,088
	Principal Amount
SHORT-TERM INVESTMENTS - 43.8%
Money Market Deposit Accounts - 6.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$50,422,788	50,422,788

U.S. Treasury Bill - 37.5%
0.00%, 10/14/2021	298,944,000	298,916,721
TOTAL SHORT-TERM INVESTMENTS (Cost $349,342,208)		349,339,509
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	32,210,109	32,210,109
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,210,109)		32,210,109

Total Investments (Cost $658,124,632) - 104.0%		828,955,706
Liabilities in Excess of Other Assets - (4.0)%		(32,594,369)
TOTAL NET ASSETS - 100.0%		$796,361,337

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $31,658,148 or 4.0% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 447,406,088	$ -	$ -	$ -	$ 447,406,088
Short-Term Investments	50,422,788	298,916,721	-	-	349,339,509
Investments Purchased with Proceeds from Securities Lending	-	-	-	32,210,109	32,210,109
Total Investments in Securities	$ 497,828,876	$ 298,916,721	$ -	$ 32,210,109	$ 828,955,706
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.